Bank Loans (Details)															1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 06, 2023 USD ($)	Sep. 06, 2023 TWD ($)	Sep. 06, 2022 USD ($)	Sep. 06, 2022 TWD ($)	Oct. 31, 2021 USD ($)	Sep. 06, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Sep. 06, 2020 USD ($)	Sep. 06, 2019 USD ($)	Jan. 21, 2019 USD ($)	Jan. 08, 2019 USD ($)	Oct. 01, 2018 USD ($)	Sep. 06, 2017	Jun. 12, 2017 USD ($)	Jul. 19, 2017 USD ($)	Jun. 28, 2016 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 14, 2023 USD ($)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 TWD ($)	Sep. 06, 2022 TWD ($)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 TWD ($)	Sep. 24, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jul. 15, 2021 TWD ($)	Jan. 15, 2021 USD ($)	Jan. 15, 2021 TWD ($)	Dec. 03, 2020 USD ($)	Oct. 03, 2020 USD ($)	Sep. 06, 2020 TWD ($)	Jul. 17, 2020 USD ($)	Jul. 17, 2020 TWD ($)	Apr. 08, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jan. 19, 2020 TWD ($)	Sep. 06, 2019 TWD ($)	Jul. 18, 2019 USD ($)	Jul. 18, 2019 TWD ($)	Jan. 31, 2019	Oct. 01, 2018 TWD ($)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 TWD ($)	Jul. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 TWD ($)
Bank Loans (Details) [Line Items]
Aggregate amount										$ 1,000,000
Bear interest rate										5.00%
Principal amount	$ 232,500	$ 7,500,000			$ 650,000	$ 243,750	$ 7,500,000
Effective interest rates percentage																			2.85%
Bears interest rate										5.00%																				1.68%	1.68%														12.00%
Interest expenses																	$ 1,218,624	$ 126,536	$ 1,390,039	$ 159,507	$ 293,968	$ 227,210
Maturity date															Jul. 18, 2019
Debt instrument term						1 year	1 year
Received loan amount																																			$ 350,000				$ 350,000
Outstanding balance																					$ 1,000,000
Principal amount										$ 1,000,000																	$ 650,000	$ 20,000,000
Principal amount			$ 243,750																							$ 7,500,000
Loan agreement			1 year
Interest expenses																	$ 9,327	0	$ 24,400	0
Interest at a fixed rate																	6.50%		6.50%											2.00%	2.00%
Outstanding loan balance																	$ 1,000,000		$ 1,000,000
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Bears interest rate																					2.67%
Interest expenses																					$ 5,960	5,639
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Interest expenses																					12,220	12,029
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Bears interest rate										1.00%
Interest expenses																					46,957	$ 18,143
Outstanding loan balance																					$ 1,000,000
Forecast [Member]
Bank Loans (Details) [Line Items]
Principal amount																								$ 650,000	$ 20,000,000
Principal amount																							$ 650,000
Interest at a fixed rate																								2.50%	2.50%
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																$ 232,500																																			$ 7,500,000
Bear interest rate																1.15%
Principal amount				$ 7,500,000
Bears interest rate																					2.67%	2.10%
Interest expenses																	1,742	1,604	$ 5,136	4,401
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Aggregate amount														$ 310,000	$ 310,000																																		$ 10,000,000	$ 10,000,000
Bear interest rate																			2.50%
Interest expenses																	3,752	3,289	$ 11,681	9,002
Maturity date														Jan. 19, 2018	Jan. 19, 2018
Debt instrument term														1 year	1 year
Principal amount														$ 325,000	$ 325,000															$ 650,000		$ 650,000					$ 650,000			$ 650,000			$ 650,000
CTBC Bank [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Principal amount																															$ 20,000,000		$ 20,000,000					$ 20,000,000			$ 20,000,000			$ 20,000,000					$ 10,000,000	$ 10,000,000
Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Received loan amount										$ 500,000
Loan agreement and note amount not exceeding											$ 500,000
Exceeding amount											$ 500,000
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																																		$ 650,000
Bear interest rate										1.00%
Effective interest rates percentage																			0.00%		8.00%
Interest expenses																	0	$ 12,446	$ 10,209	$ 28,109
Outstanding loan balance																	$ 0		$ 0		$ 1,000,000
Principal amount																																		$ 650,000
Cathay Bank [Member] | Maximum [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																													$ 1,000,000
Principal amount																													1,000,000
Cathay Bank [Member] | Minimum [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																													650,000
Principal amount																													$ 650,000
Cathay United Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Bears interest rate																1.15%																																			1.15%
Maturity date																Jun. 28, 2017
Debt instrument term								1 year	1 year			1 year	1 year
Principal amount								$ 243,750	$ 243,750			$ 243,750				$ 243,750																															$ 243,750
Cathay United Loan Agreement [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Principal amount																																				$ 7,500,000						$ 7,500,000				$ 7,500,000		$ 7,500,000			$ 7,500,000